Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Non-cancelable operating leases for retail stores with future minimum lease payments
Within one year	$1,016,670
After one year but within two years	453,874
After two years but within three years	151,619
After three years but within four years	10,025

$1,632,188

Year

2012	$1,287,908
2013	691,703
2014	228,195
2015	79,309
2016	4,792

$2,291,907

Future minimum lease payments to be received under the non-cancelable operating lease
Year

2012	$17,466
2013	3,896

$21,362